15. Non-financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Nonfinancial Assets And Liabilities Tables Abstract
Other non-financial assets
	12-31-2019	12-31-2018
	ARS 000	ARS 000

Non-current:
Tax credits	557,329	336,333
Income tax credits (Note 2.4)	127,441	-
Prepayments to vendors	4,415	6,830
	689,185	343,163

Current:
Upfront payments of inventories purchases	212,852	87,292
Prepayment insurance	436,303	290,471
Tax credits	289,283	360,905
Other	67,809	23,002
	1,006,247	761,670

Other non-financial liabilities
	12-31-2019	12-31-2018
	ARS 000	ARS 000

Non-current:
VAT payable	4,166,486	2,891,157
Tax on bank account transactions payable	188,182	122,240
	4,354,668	3,013,397

Current:
VAT payable	1,387,336	2,037,629
Turnover tax payable	58,734	9,815
Income tax withholdings payable	45,692	55,423
Concession fees and royalties	62,883	42,165
Tax on bank account transactions payable	135,589	112,292
Other	44,115	297,746
	1,734,349	2,555,070

Compensation and employee benefits liabilities
	12-31-2019	12-31-2018
	ARS 000	ARS 000

Non-current:
Employee long-term benefits	229,279	228,395

Defined benefit obligation
	12-31-2019	12-31-2018
	ARS 000	ARS 000
Benefit plan expenses
Cost of interest	13,041	34,240
Cost of service for the current year	34,994	14,714
Past service cost	27,706	(5,575)
Expense recognized during the year	75,741	43,379

Defined benefit obligation at beginning of year	148,470	256,874
Cost of interest	28,383	34,240
Cost of service for the current year	10,577	14,713
Past service cost	27,706	(5,575)
Actuarial (gains) losses	47,121	(31,614)
Benefits paid	(32,978)	(40,243)
Defined benefit obligation at end of year	229,279	228,395

Main key assumptions used to determine the obligations
Main key assumptions used	2019	2018

Discount rate	5.50%	5.50%

Increase in the real annual salary	2.00%	2.00%

Turn over of participants	0.73%	0.73%

One percentage point change in the discount rate
	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2019 year-end	(18,604)	21,925
Effect on the benefit obligation as of the 2018 year-end	(16,249)	20,295

One percentage point change in the annual salary
	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2019 year-end	20,473	(17,694)
Effect on the benefit obligation as of the 2018 year-end	18,721	(17,237)

Short-term employee benefits
	12-31-2019	12-31-2018
	ARS 000	ARS 000
Current:
Vacation and statutory bonus	242,427	232,205
Contributions payable	95,867	98,184
Bonus accrual	355,747	266,558
Other	4,668	4,796
	698,709	601,743